Segmented Information (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segmented Information
Number of reportable segments | segment	3
Reportable segment assets	$ 38,996,777	$ 8,046,003	$ 4,274,817
Reportable segment liabilities	12,096,616	10,247,425	9,306,760
Revenue	2,619,682	41,431	2,062
Other income	659	54	108
Finance income	886	90	10,188	$ 401
Finance expense	115,324	10,509	645,162	493,807
Depreciation & amortization	3,598,323	478	248,743	198,824
Loss from discontinued operations	(3,422,225)	(5,657,494)
Reportable segment income (loss)	(11,657,674)	(8,131,197)	(2,300,571)	(1,394,641)
Reportable segments [member]
Segmented Information
Reportable segment assets	38,996,777	8,046,003
Reportable segment liabilities	12,096,616	10,247,425
Revenue	2,619,682	41,431
Other income	12,055,378
Finance income	886	90
Finance expense	(115,324)	10,509
Depreciation & amortization	3,598,323	478
Loss from discontinued operations	(3,422,225)	(5,657,494)
Reportable segment income (loss)	(11,657,674)	(8,131,197)
Income (Loss) before income tax expense	(11,657,674)	(8,131,197)
Reportable segments [member] | Operating segments
Segmented Information
Reportable segment assets	71,256,989	34,237,881
Reportable segment liabilities	19,247,402	10,160,956
Revenue	2,619,682	41,431
Reportable segment income (loss)	(8,235,449)	(2,473,703)
Reportable segments [member] | Elimination of intersegment amounts
Segmented Information
Reportable segment assets	(32,260,212)	(26,191,878)
Reportable segment liabilities	(7,150,786)	86,469
Reportable segments [member] | Other
Segmented Information
Revenue		55
Loss from discontinued operations	(3,422,225)	(5,657,494)
Cultivation
Segmented Information
Reportable segment assets	37,392,401	4,127,273	4,253,676
Reportable segment liabilities	6,961,243	3,020,370	9,305,736
Revenue	2,517,904
Other income	13,348,562
Finance income		26,659	10,187	399
Finance expense	(84,686)	1,082,372	645,162	493,807
Depreciation & amortization	3,507,013	308,544	248,743	198,824
Loss from discontinued operations	(3,422,225)	(5,657,494)
Reportable segment income (loss)	3,974,069	(5,331,601)	(2,298,310)	(1,394,611)
Income (Loss) before income tax expense	3,974,069	(5,331,601)	(2,298,310)	(1,394,611)
Cultivation | Operating segments
Segmented Information
Reportable segment assets	37,392,401	4,127,273
Reportable segment liabilities	16,032,790	10,602,945
Revenue	2,517,904
Reportable segment income (loss)	7,396,294	325,893	(2,298,310)	(1,394,611)
Cultivation | Elimination of intersegment amounts
Segmented Information
Reportable segment assets			4,253,676
Reportable segment liabilities	(9,071,547)	(7,582,575)	9,305,736
Cultivation | Other
Segmented Information
Loss from discontinued operations	(3,422,225)	(5,657,494)
Distribution
Segmented Information
Reportable segment assets	819,376	3,716,771	19,664
Reportable segment liabilities	1,146,980	323,129	1,024
Revenue	101,778	41,431	2,062
Other income	(3,532)	55
Finance income	886	90	1	2
Finance expense	(49)
Depreciation & amortization	2,546	478
Reportable segment income (loss)	(8,089,036)	(1,775,923)	(2,261)	(30)
Income (Loss) before income tax expense	(8,089,036)	(1,775,923)	(2,261)	(30)
Distribution | Operating segments
Segmented Information
Reportable segment assets	19,950,376	4,082,801
Reportable segment liabilities	29,335,641	5,437,189
Revenue	101,778	41,431	2,062
Reportable segment income (loss)	(8,089,036)	(1,775,923)	(2,261)	(30)
Distribution | Elimination of intersegment amounts
Segmented Information
Reportable segment assets	(19,131,000)	(366,030)	19,664
Reportable segment liabilities	(28,188,661)	(5,114,060)	1,024
Distribution | Other
Segmented Information
Revenue		55
Corporate
Segmented Information
Reportable segment assets	785,000	201,959
Reportable segment liabilities	3,988,393	6,903,926
Other income	(1,289,652)
Finance expense	(30,589)	10,509
Depreciation & amortization	88,764
Reportable segment income (loss)	(7,542,707)	(1,023,673)
Income (Loss) before income tax expense	(7,542,707)	(1,023,673)
Corporate | Operating segments
Segmented Information
Reportable segment assets	13,914,212	26,027,087
Reportable segment liabilities	(26,121,029)	(5,880,163)
Reportable segment income (loss)	(7,542,707)	(1,023,673)
Corporate | Elimination of intersegment amounts
Segmented Information
Reportable segment assets	(13,129,212)	(25,825,848)
Reportable segment liabilities	30,109,422	12,784,089
Reportable segment
Segmented Information
Reportable segment assets	38,996,777	8,046,003	4,273,340
Reportable segment liabilities	12,096,616	10,247,425	9,306,760
Revenue		41,431	2,062
Other income		55
Finance income		26,749	10,188	401
Finance expense		1,092,881	645,162	493,807
Depreciation & amortization		309,022	248,743	198,824
Reportable segment income (loss)		(8,127,347)	(2,300,571)	(1,394,641)
Income (Loss) before income tax expense		(8,127,347)	(2,300,571)	(1,394,641)
Reportable segment | Operating segments
Segmented Information
Reportable segment assets		34,235,787
Reportable segment liabilities		22,939,779
Revenue		41,431	2,062
Reportable segment income (loss)		(8,127,347)	(2,300,571)	$ (1,394,641)
Reportable segment | Elimination of intersegment amounts
Segmented Information
Reportable segment assets		(26,191,878)	4,273,340
Reportable segment liabilities		(12,696,635)	$ 9,306,760
Bophelo Bio Science and Wellness (Pty) Ltd.
Segmented Information
Reportable segment assets	5,182,913
Reportable segment liabilities	2,807,073
Revenue	31,123
Loss from discontinued operations	$ (3,422,225)	(5,657,494)
2021 Audit
Segmented Information
Finance income		26,749
Finance expense		1,092,881
Depreciation & amortization		309,022
2021 Audit | Cultivation
Segmented Information
Reportable segment assets		4,127,138
Reportable segment liabilities		3,020,730
Reportable segment income (loss)		(5,331,600)
Income (Loss) before income tax expense		(5,331,600)
2021 Audit | Cultivation | Operating segments
Segmented Information
Reportable segment assets		4,127,138
Reportable segment income (loss)		(5,331,600)
2021 Audit | Corporate
Segmented Information
Reportable segment assets		205,797
Reportable segment liabilities		6,899,644
Reportable segment income (loss)		(1,019,823)
Income (Loss) before income tax expense		(1,019,823)
2021 Audit | Corporate | Operating segments
Segmented Information
Reportable segment assets		26,025,848
Reportable segment liabilities		6,899,644
Reportable segment income (loss)		(1,019,823)
2021 Audit | Reportable segment
Segmented Information
Reportable segment assets		8,043,909
Reportable segment liabilities		$ 10,243,143